Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Machinery and electronic equipment	12,098,631	17,409,218
Office furniture	266,252	370,667
Leasehold improvement	1,550,648	2,794,450
Transportation equipment	41,014	41,014
Buildings and facilities attached to buildings	—	194,892,201
Construction in progress	165,221,605	—
Less: Accumulated depreciation	(9,524,568)	(18,165,635)
Property, plant and equipment, net	169,653,582	197,341,915